Basis of Preparation and Accounting Policies - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proforma financial data [line items]
Borrowings (including lease liability)	£ (6,365)	£ (5,253)
Decrease in reported operating profit		11	£ 6
Decrease in adjusted operating profit		11
Additional right-of-use assets	31	46
Finance lease receivable	£ 49	57	63
Additional lease liabilities		381	430
Increase in reported operating profit		11	6
Increase in adjusted operating profit		11
Increase to finance costs		15	16
Reduction In opening retained earnings				£ 36
IFRS 9 impact [member]
Proforma financial data [line items]
Borrowings (including lease liability)		14	17
IFRS 16 impact [member]
Proforma financial data [line items]
Borrowings (including lease liability)		(381)	(430)
Additional right-of-use assets		271	306
Finance lease receivable		£ 57	£ 63